Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating costs	$ 1,446,459		$ 1,905,106		$ 1,000	$ 1,201,383
Franchise tax expense	76,033		96,761			97,200
Loss from operations	(1,522,492)		(2,001,867)		(1,000)	(1,298,583)
Transaction costs allocated to warrant liabilities						(155,037)
Net gain on investments held in Trust Account	235,270		252,815			5,428
Gain on change in fair value of warrant liabilities	503,750		2,917,250
Income (loss) before income taxes	(783,472)		1,168,198
Income taxes	(12,359)		(12,359)
Change in fair value of warrant liabilities						1,077,750
Change in fair value of over-allotment option liability						(225,000)
Net income (loss)	$ (795,831)		$ 1,155,839		$ (1,000)	$ (595,442)
Basic and diluted weighted average shares outstanding (in Shares)	21,562,500	3,750,000	21,562,500	3,750,000	3,750,000	11,781,678
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.04)	$ 0	$ 0.05	$ 0	$ 0	$ (0.05)